Property and equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Office equipment	$234,014	$235,503
Leasehold improvement	12,286	12,364
Subtotal	246,300	247,867

Less: accumulated depreciation	(140,587)	(110,573)
Total	$105,713	$137,294

Depreciation expense for the six months ended June 30, 2026 and 2025 amounted to $31,491 and $10,297, respectively.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)